U.S. Initial Public Offering on Nasdaq (Details) - Schedule of fair value of derivative warrant liability ₪ in Thousands	6 Months Ended
Jun. 30, 2022 ILS (₪)
Schedule Of Fair Value Of Derivative Warrant Liability Abstract
Opening balance
Recognition of fair value of warranted issued at Effective Date	3,947
Warrants issued as result of partially exercised of over-allotment option	158
Revaluation of derivative warrant liability exercisable for ADS	(82)
Closing balance	₪ 4,023